UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-10491

Nuveen Real Estate Income Fund

(Exact name of registrant as specified in charter)

    333 West Wacker Drive, Chicago, Illinois 60606

(Address of principal executive offices) (Zip code)

Gifford R. Zimmerman—Vice President and Secretary

    333 West Wacker Drive, Chicago, Illinois 60606

(Name and address of agent for service)

Registrant’s telephone number, including area code:     312-917-7700

Date of fiscal year end:       December 31

Date of reporting period:  September 30, 2018

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

JRS	Nuveen Real Estate Income Fund Portfolio of Investments September 30, 2018
(Unaudited)

Shares	Description (1)	Value

	LONG-TERM INVESTMENTS – 137.6% (97.8% of Total Investments)

	REAL ESTATE INVESTMENT TRUST COMMON STOCKS – 89.2% (63.4% of Total Investments)

	Diversified – 3.7% (2.6% of Total Investments)

268,825	Liberty Property Trust	$11,357,856

	Health Care – 9.5% (6.7% of Total Investments)

597,375	HCP, Inc., (2)	15,722,910
154,229	Senior Housing Properties Trust	2,708,261
48,650	Ventas Inc.	2,645,587
130,574	Welltower Inc., (2)	8,398,520
	Total Health Care	29,475,278

	Hotels, Restaurants & Leisure – 3.7% (2.6% of Total Investments)

407,525	Host Hotels & Resorts Inc.	8,598,778
75,675	Pebblebrook Hotel Trust	2,752,300
	Total Hotel, Restaurants & Leisure	11,351,078

	Industrial – 5.7% (4.1% of Total Investments)

261,153	Prologis Inc., (2)	17,703,562

	Office – 15.6% (11.1% of Total Investments)

114,425	Alexandria Real Estate Equities Inc.	14,393,521
111,625	Boston Properties Inc.	13,739,921
173,450	Brandywine Realty Trust	2,726,634
150,450	Douglas Emmett Inc.	5,674,974
121,375	Hudson Pacific Properties Inc.	3,971,390
112,125	Kilroy Realty Corp	8,038,241
	Total Office	48,544,681

	Residential – 18.4% (13.1% of Total Investments)

628,850	American Homes 4 Rent, Class A, (2)	13,765,527
182,275	Apartment Investment & Management Co, Class A, (2)	8,043,796
85,138	AvalonBay Communities Inc.	15,422,749
154,845	Equity Residential	10,260,030
242,700	Invitation Homes Inc.	5,560,257
39,225	Sun Communities Inc.	3,982,907
	Total Residential	57,035,266

	Retail – 15.6% (11.1% of Total Investments)

24,525	Federal Realty Investment Trust	3,101,677
467,400	Kimco Realty Corp	7,824,276
120,552	Macerich Company, (2)	6,665,320
88,560	Regency Centers Corp	5,727,175
79,274	Simon Property Group Inc., (2)	14,011,680
91,075	Taubman Centers Inc.	5,449,017
188,725	Weingarten Realty Investors	5,616,456
	Total Retail	48,395,601

	Specialized – 17.0% (12.1% of Total Investments)

50,200	CoreSite Realty Corp	5,579,228
75,875	Digital Realty Trust Inc.	8,534,420
31,975	Equinix Inc., (2)	13,841,658
74,750	Life Storage Inc., (2)	7,113,209
87,937	Public Storage, (2)	17,730,736
	Total Specialized	52,799,251
	Total Real Estate Investment Trust Common Stocks (cost $222,525,508)	276,662,573

JRS	Nuveen Real Estate Income Fund (continued)
Portfolio of Investments September 30, 2018
(Unaudited)

Shares	Description (1)	Coupon	Ratings (3)	Value

	REAL ESTATE INVESTMENT TRUST PREFERRED STOCKS – 47.4% (33.7% of Total Investments)

	Diversified – 4.5% (3.2% of Total Investments)

207,125	PS Business Parks Inc.	5.750%	BBB	$5,115,988
360,350	VEREIT Inc.	6.700%	BB	8,954,698
	Total Diversified			14,070,686

	Health Care – 0.1% (0.1% of Total Investments)

17,450	Senior Housing Properties Trust	6.250%	BBB–	452,653

	Hotels, Restaurants & Leisure – 1.7% (1.2% of Total Investments)

25,235	Ashford Hospitality Trust Inc.	8.450%	N/R	653,082
2,100	Hersha Hospitality Trust	6.500%	N/R	48,657
179,450	Sunstone Hotel Investors Inc.	6.950%	N/R	4,608,276
	Total Hotels, Restaurants & Leisure			5,310,015

	Industrial – 0.8% (0.6% of Total Investments)

79,000	Monmouth Real Estate Investment Corp	6.125%	N/R	1,892,050
7,000	Rexford Industrial Realty Inc.	5.875%	BB	173,180
22,900	Rexford Industrial Realty Inc.	5.875%	N/R	567,233
	Total Industrial			2,632,463

	Office – 8.6% (6.1% of Total Investments)

9,989	Highwoods Properties Inc., (4)	8.625%	Baa3	11,986,800
207,050	SL Green Realty Corp	6.500%	Ba1	5,184,532
311,850	Vornado Realty Trust	5.700%	BBB–	7,534,296
96,100	Vornado Realty Trust	5.250%	BBB–	2,140,147
	Total Office			26,845,775

	Residential – 6.0% (4.3% of Total Investments)

132,400	American Homes 4 Rent	6.250%	Ba1	3,337,804
164,275	American Homes 4 Rent	6.500%	N/R	4,106,875
381,900	Apartment Investment & Management Company	6.875%	BB	9,872,115
21,105	Mid-America Apartment Communities Inc.	8.500%	BBB–	1,392,930
	Total Residential			18,709,724

	Retail – 19.2% (13.6% of Total Investments)

293,200	Brookfield Property REIT Inc.	6.375%	N/R	7,110,100
61,012	CBL & Associates Properties Inc.	7.375%	BB–	974,362
303,600	DDR Corporation	6.500%	Ba1	7,410,876
155,700	DDR Corporation	6.375%	BB+	3,802,194
101,850	DDR Corporation	6.250%	Ba1	2,383,290
17,650	Kimco Realty Corporation	5.625%	Baa2	423,600
42,950	Pennsylvania Real Estate Investment Trust	7.375%	N/R	1,009,755
142,200	Pennsylvania Real Estate Investment Trust	7.200%	N/R	3,229,362
220,529	Saul Centers Inc.	6.875%	N/R	5,524,251
3,169	Simon Property Group Inc.	8.375%	BBB+	218,503
519,925	Taubman Centers Inc., Series K	6.250%	N/R	13,065,715
310,525	Taubman Centers Inc., Series J	6.500%	N/R	7,797,283
160,600	Urstadt Biddle Properties	6.750%	N/R	4,047,120
57,375	Urstadt Biddle Properties	6.250%	N/R	1,390,196
57,000	Washington Prime Group, Inc.	6.875%	Ba1	1,168,500
	Total Retail			59,555,107

	Specialized – 6.5% (4.6% of Total Investments)

6,100	Digital Realty Trust Inc.	6.350%	Baa3	156,008
38,350	National Storage Affiliates Trust	6.000%	N/R	952,231
267,563	Public Storage, Inc.	6.375%	A3	6,785,398
116,625	Public Storage, Inc.	6.000%	A3	2,949,446
74,000	Public Storage, Inc.	5.875%	A3	1,888,480
86,075	Public Storage, Inc.	5.625%	A3	2,129,496
18,750	Public Storage, Inc.	5.400%	A3	457,499
67,450	Public Storage, Inc.	5.375%	A3	1,636,336

Shares	Description (1)	Coupon		Ratings (3)	Value

	Specialized (continued)

55,125	Public Storage, Inc.	5.200%		A3	$1,310,872
18,100	QTS Realty Trust Inc.	6.500%		B–	1,911,540
	Total Specialized				20,177,306
	Total Real Estate Investment Trust Preferred Stocks (cost $147,412,174)				147,753,729

Shares	Description (1)				Value

	COMMON STOCKS – 1.0% (0.7% of Total Investments)

	Hotels, Restaurants & Leisure – 1.0% (0.7% of Total Investments)

37,200	Hyatt Hotels Corporation, Class A				$2,960,748
	Total Common Stocks (cost $2,834,949)				2,960,748
	Total Long-Term Investments (cost $372,772,631)				427,377,050

Principal Amount (000)	Description (1)	Coupon	Maturity		Value

	SHORT-TERM INVESTMENTS – 3.1% (2.2% of Total Investments)

	REPURCHASE AGREEMENTS – 3.1% (2.2% of Total Investments)

$9,522	Repurchase Agreement with Fixed Income Clearing Corporation, dated 9/28/18, repurchase price $9,522,380, collateralized by $8,990,000 U.S. Treasury Bonds, 3.625%, due 2/15/44, value $9,715,547	1.050%	10/01/2018		$9,521,547
	Total Short-Term Investments (cost $9,521,547)				9,521,547
	Total Investments (cost $382,294,178) – 140.7%				436,898,597
	Borrowings – (40.6)% (5), (6)				(126,000,000)
	Other Assets Less Liabilities – (0.1)% (7)				(222,947)
	Net Assets Applicable to Common Shares – 100%				$310,675,650

Investments in Derivatives

Interest Rate Swaps – OTC Uncleared

Counterparty	Notional Amount	Fund Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate (Annualized)	Fixed Rate Payment Frequency	Effective Date (8)	Optional Termination Date	Maturity Date	Value	Unrealized Appreciation (Depreciation)
Morgan Stanley Capital Services LLC	$72,400,000	Receive	1-Month LIBOR	1.994%	Monthly	6/01/18	7/01/25	7/01/27	$3,892,255	$3,892,255

Fair Value Measurements

Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.

Level 1 –	Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 –	Prices are determined using other significant observable inputs (Including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 –	Prices are determined using significant unobservable inputs (Including management’s assumptions in determining the fair value of investments).

JRS	Nuveen Real Estate Income Fund (continued)
Portfolio of Investments September 30, 2018
(Unaudited)

The inputs or methodologies used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:

	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Real Estate Investment Trust Common Stocks	$276,662,573	$—	$—	$276,662,573
Real Estate Investment Trust Preferred Stocks	135,766,929	11,986,800	—	147,753,729
Common Stocks	2,960,748	—	—	2,960,748

Short-Term Investments:
Repurchase Agreements	—	9,521,547	—	9,521,547

Investments in Derivatives:
Interest Rate Swaps*	—	3,892,255	—	3,892,255
Total	$415,390,250	$25,400,602	$—	$440,790,852
*	Represents net unrealized appreciation (depreciation).

Income Tax Information

The following information is presented on an Income tax basis. Differences between amounts for financial statement and federal Income tax purposes primarily due to timing differences in recognizing certain gains and losses on investment transactions. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact net asset value of the Fund.

The tables below present the cost and unrealized appreciation (depreciation) of the Fund’s investment portfolio, as determined on a federal Income tax basis, as of September 30, 2018.

For purposes of this disclosure, derivative tax cost is generally the sum of any upfront fees or premiums exchanged and any amounts unrealized for Income statement reporting but realized in Income and/or capital gains for tax reporting. If a particular derivative category does not disclose any tax unrealized appreciation or depreciation, the change in value of those derivatives have generally been fully realized for tax purposes.

Tax cost of investments	$387,946,676
Gross unrealized:
Appreciation	$58,822,893
Depreciation	(9,870,972)
Net unrealized appreciation (depreciation) of investments	$48,951,921

Tax cost of swaps	$—
Net unrealized appreciation (depreciation) of swaps	3,892,255

For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.

(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to common shares unless otherwise noted.

(2)	Investment, or portion of investment, is hypothecated. The total value of investments hypothecated as of the end of the reporting period was $116,432,595.

(3)

For financial reporting purposes, the ratings disclosed are the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.

(4)	For fair value measurement disclosure purposes, investment classified as Level 2.

(5)	Borrowings as a percentage of Total Investments is 28.8%.

(6)

The Fund may pledge up to 100% of its eligible investments (excluding any investments separately pledged as collateral for specific investments in derivatives, when applicable) in the Portfolio of Investments as collateral for borrowings. As of the end of the reporting period investments with a value of $289,591,716 have been pledged as collateral for borrowings.

(7)

Other assets less liabilities includes the unrealized appreciation (depreciation) of certain over-the-counter (“OTC”) derivatives as well as the OTC-cleared and exchange-traded derivatives, when applicable.

(8)	Effective date represents the date on which both the Fund and counterparty commence interest payment accruals on each contract.

LIBOR	London Inter-Bank Offered Rate

REIT	Real Estate Investment Trust

Item 2. Controls and Procedures.

a.

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

b.

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: EX-99 CERT Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Nuveen Real Estate Income Fund

By (Signature and Title)	/s/ Gifford R. Zimmerman
Gifford R. Zimmerman
Vice President and Secretary

Date: November 29, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Cedric H. Antosiewicz
Cedric H. Antosiewicz
Chief Administrative Officer (principal executive officer)

Date: November 29, 2018

By (Signature and Title)	/s/ Stephen D. Foy
Stephen D. Foy
Vice President and Controller (principal financial officer)

Date: November 29, 2018